Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
BALANCE at Dec. 31, 2017		$ 28,494	$ 12,583	$ (37,936)	$ 3,141
Exercise of options		791	(689)		102
Expiry of options		493	(493)
Share-based payments			381		381
Classification to equity of series B warrants, see Note 16(c)		3,479			3,479
Placement of shares, net of issuance costs		2,200	23		2,223
Exercise of anti-dilution feature		2,302			2,302
Public offering, net of issuance costs		3,835			3,835
Net loss for the year				(11,753)	(11,753)
BALANCE at Dec. 31, 2018		41,594	11,805	(49,689)	3,710
Exercise of options		30	(30)
Exercise of warrants and pre-funded warrants		1,517	(1,192)		325
Expiry of options		770	(770)
Share-based payments		129	483		612
Classification to equity of series B warrants, see Note 16(c)		902			902
Conversion of convertible debentures		3,263			3,263
Issuance of shares in a business combination		3,568			3,568
Public offering, net of issuance costs		621	2,774		3,395
Net loss for the year				(12,998)	(12,998)
BALANCE at Dec. 31, 2019		52,394	13,070	(62,687)	2,777
Exercise of options		8	(8)
Exercise of warrants and pre-funded warrants		10,506	(6,835)		3,671
Expiry of options		9	(9)
Share-based payments			742		742
Conversion of convertible debentures		3,414			3,414
Public offering, net of issuance costs		5,161	8,296		13,457
Net loss for the year				(7,845)	(7,845)
BALANCE at Dec. 31, 2020		$ 71,492	$ 15,256	$ (70,532)	$ 16,216